Share-based Payments - Schedule of Stock Option Activities (Details)	12 Months Ended
	Mar. 31, 2022 shares ¥ / shares	Mar. 31, 2021 shares ¥ / shares	Mar. 31, 2020 shares ¥ / shares
Number of options (shares)
As of beginning of the year (in shares) | shares	3,357,200	3,371,200	3,389,200
Exercised (in shares) | shares	(10,100)	(14,000)	(18,000)
As of end of the year (in shares) | shares	3,347,100	3,357,200	3,371,200
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share) | ¥ / shares	¥ 4,082	¥ 4,065	¥ 4,055
Exercised (in JPY per share) | ¥ / shares	1	1	2,266
As of end of the year (in JPY per share) | ¥ / shares	¥ 4,094	¥ 4,082	¥ 4,065